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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

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        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08201

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                 ALLIANCEBERNSTEIN GREATER CHINA '97 FUND, INC.
               (Exact name of registrant as specified in charter)

                                   ----------

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2006

                   Date of reporting period: October 31, 2005

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

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN GREATER CHINA '97 FUND
PORTFOLIO OF INVESTMENTS
October 31, 2005 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 97.2%

Finance - 23.6%
Banking - Money Center - 5.4%
Chinatrust Financial Holding Co., Ltd.                    635,494   $   494,383
Dah Sing Banking Group, Ltd.                              200,000       328,391
HSBC Holdings Plc.                                         23,200       364,413
JCG Holdings, Ltd.                                        500,000       496,640
Mega Financial Holding Co., Ltd.                        1,000,000       656,218
                                                                    -----------
                                                                      2,340,045
                                                                    -----------
Banking - Regional - 2.8%
China Construction Bank Cl. H(a)                        1,881,000       570,213
Wing Hang Bank, Ltd.                                       52,500       359,366
Wing Lung Bank, Ltd.                                       40,000       286,374
                                                                    -----------
                                                                      1,215,953
                                                                    -----------
Brokerage & Money Management - 1.5%
Hong Kong Exchanges & Clearing, Ltd.                      200,000       670,634
                                                                    -----------
Insurance - 5.1%
Cathay Financial Holding Co., Ltd.                        600,000     1,057,176
Cathay Financial Holding Co., Ltd. (GDR)(b)                 4,200        74,760
China Life Insurance Co., Ltd. Cl. H(a)                 1,500,000     1,099,173
                                                                    -----------
                                                                      2,231,109
                                                                    -----------
Real Estate - 7.8%
Cheung Kong (Holdings), Ltd.                              160,000     1,671,314
Hongkong Land Holdings, Ltd.                              340,000       972,400
Hopewell Holdings, Ltd.                                   320,000       782,657
                                                                    -----------
                                                                      3,426,371
                                                                    -----------
Miscellaneous - 1.0%
Melco International Development, Ltd.                     456,000       441,000
                                                                    -----------
                                                                     10,325,112
                                                                    -----------
Multi-Industry - 13.6%
Multi-Industry - 13.6%
China Resources Enterprise, Ltd.                          458,000       679,352
Jardine Matheson Holdings, Ltd.                            30,000       474,591
Jiangsu Expressway Co., Ltd. Cl. H                      1,000,000       530,476
Lifestyle International Holdings, Ltd.                    949,000     1,371,943
NWS Holdings, Ltd.                                        500,000       770,714
Shandong Weigao Group Medical Polymer Co., Ltd. Cl. H   6,980,000     1,206,538
Swire Pacific, Ltd. Cl. A                                  60,500       544,335
TPV Technology, Ltd.                                      500,000       382,290
                                                                    -----------
                                                                      5,960,239
                                                                    -----------
Technology - 12.9%
Communication Equipment - 0.9%
Solomon Systech International, Ltd.                     1,000,000       368,881
                                                                    -----------
Computer Hardware/Storage - 4.1%
Asustek Computer, Inc.                                    429,000     1,126,992
Compal Electronics, Inc.                                  111,419        98,820
Quanta Computer, Inc.                                     395,000       546,790
                                                                    -----------
                                                                      1,772,602
                                                                    -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
Contract Manufacturing - 2.8%
Hon Hai Precision Industry Co., Ltd.                      282,396    $1,223,364
                                                                     ----------
Networking Software - 1.1%
ZTE Corp. Cl. H                                           168,800       499,558
                                                                     ----------
Semiconductor Components - 4.0%
MediaTek, Inc.                                              6,500        56,236
Taiwan Semiconductor Manufacturing Co., Ltd.              568,011       881,443
United Microelectronics Corp.                           1,544,096       823,604
                                                                     ----------
                                                                      1,761,283
                                                                     ----------
                                                                      5,625,688
                                                                     ----------
Energy - 12.8%
International - 5.4%
China Petroleum and Chemical Corp. (Sinopec) Cl. H      1,000,000       403,813
CNOOC, Ltd.                                             3,000,000     1,972,536
                                                                     ----------
                                                                      2,376,349
                                                                     ----------
Oil Service - 7.4%
China Oilfield Services, Ltd. Cl. H                     2,500,000       923,330
PetroChina Co., Ltd. Cl. H                              3,000,000     2,300,667
                                                                     ----------
                                                                      3,223,997
                                                                     ----------
                                                                      5,600,346
                                                                     ----------
Basic Industry - 7.9%
Chemicals - 2.2%
China Merchants Holdings International Co., Ltd.          500,000       974,794
                                                                     ----------
Mining & Metals - 5.7%
Aluminum Corp. of China, Ltd. Cl. H                       800,000       484,256
Angang New Steel Co., Ltd. Cl. H                        1,000,000       544,446
China Shenhua Energy Co., Ltd. Cl. H(a)                   756,500       829,485
China Steel Corp.                                         775,000       613,047
                                                                     ----------
                                                                      2,471,234
                                                                     ----------
                                                                      3,446,028
                                                                     ----------
Consumer Staples - 6.0%
Alcohol - 1.2%
Kingway Brewery Holdings, Ltd.                          1,500,000       503,089
                                                                     ----------
Beverages - 1.0%
Tsingtao Brewery Co., Ltd. Cl. H                          450,000       444,956
                                                                     ----------
Food - 1.3%
China Mengniu Dairy Co., Ltd.                             742,000       584,873
                                                                     ----------
Retail - Food & Drug - 2.5%
Lianhua Supermarket Holdings, Ltd. Cl. H                1,000,000     1,085,112
                                                                     ----------
                                                                      2,618,030
                                                                     ----------
Consumer Services - 5.5%
Airlines - 0.7%
EVA Airways Corp.                                         807,846       314,165
                                                                     ----------
Cellular Communications - 1.0%
China Mobile (Hong Kong), Ltd.                            100,000       448,593
                                                                     ----------
Retail - General Merchandise - 1.6%
Esprit Holdings, Ltd.                                     100,000       708,438
                                                                     ----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
Miscellaneous - 2.2%
Li & Fung, Ltd.                                           450,000    $   965,642
                                                                     -----------
                                                                       2,436,838
                                                                     -----------
Capital Goods - 4.8%
Electrical Equipment - 3.4%
AU Optronics Corp.                                        747,740        952,857
Techtronics Industries Co., Ltd.                          220,000        541,482
                                                                     -----------
                                                                       1,494,339
                                                                     -----------
Machinery - 1.4%
Chen Hsong Holdings, Ltd.                                 300,000        134,751
Harbin Power Equipment Co., Ltd. Cl. H                  1,000,000        466,815
                                                                     -----------
                                                                         601,566
                                                                     -----------
                                                                       2,095,905
                                                                     -----------
Transportation - 4.1%
Miscellaneous - 4.1%
Shun Tak Holdings, Ltd.                                   942,000        684,010
Sinotrans, Ltd. Cl. H                                   1,800,000        628,343
Zhejiang Expressway Co., Ltd. Cl. H                       800,000        476,423
                                                                     -----------
                                                                       1,788,776
                                                                     -----------
Utilities - 3.5%
Electric & Gas Utility - 2.4%
Datang International Power Generation Co., Ltd. Cl. H   1,500,000      1,066,704
                                                                     -----------
Telephone Utility - 1.1%
China Telecom Corp., Ltd. Cl. H                         1,474,000        482,428
                                                                     -----------
                                                                       1,549,132
                                                                     -----------
Consumer Manufacturing - 1.3%
Textile Products - 1.0%
Weiqiao Textile Co., Ltd. Cl. H                           360,000        437,553
                                                                     -----------
Miscellaneous - 0.3%
Skyworth Digital Holdings, Ltd.                         2,000,000        140,607
                                                                     -----------
                                                                         578,160
                                                                     -----------
Health Care - 1.2%
Medical Products - 1.2%
Tong Ren Tang Technologies Co., Ltd. Cl. H                300,000        530,179
                                                                     -----------
Total Investments - 97.2%
   (cost $35,225,822)                                                 42,554,433
Other assets less liabilities - 2.8%                                   1,215,793
                                                                     -----------
Net Assets - 100%                                                    $43,770,226
                                                                     ===========

(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, the aggregate market value of this security amounted to $74,760 or 0.2% of net assets.

Glossary:

GDR - Global Depositary Receipt

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN GREATER CHINA '97 FUND
COUNTRY BREAKDOWN
October 31, 2005 (unaudited)

 77.7%  Hong Kong
 21.0%  Taiwan
  1.3%  China
-----
100.0%  Total Investments

* All data are as of October 31, 2005. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
11 (a) (1)    Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)    Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Greater China '97 Fund, Inc.


By: /s/ Marc O. Mayer
    ---------------------------
    Marc O. Mayer
    President

Date: December 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------
    Marc O. Mayer
    President

Date: December 27, 2005


By: /s/ Mark D. Gersten
    ---------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: December 27, 2005